Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 52,948,833.15
Previously Paid Amount	0.00
Total Fee Amount	7,312.23
Total Offset Amount	0.00
Net Fee	$ 7,312.23
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A